Deposits to institutional cooperators, net (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deposits to institutional cooperators, net
Deposits to institutional cooperators	¥ 1,964,168,534	$ 269,089,986	¥ 1,705,121,413
Provision for credit losses on deposits to institutional cooperators	(5,871,290)	(804,364)	(2,649,017)	$ (362,914)	¥ (3,322,575)
Deposits to institutional cooperators, net	¥ 1,958,297,244	$ 268,285,622	¥ 1,702,472,396